                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2001

                 Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name: Reliance Insurance Company (IN REHABILITATION)
                           Address: 5 Hanover Square
                               New York, NY 10004
                          Form 13F File Number: 28-160

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert E. Haberle
Title:            Acting President, Chief Operating Officer & Executive
                    Vice President
Phone:            212-858-3556

Signature, Place, and Date of Signing:
---------------------------------------           --------------------------
                                                   New York, New York
                                                   August 22, 2001


        NOTE: While the instructions for Column 6 of the Information Table indicate the answer must be "DEFINED" due to a parent-subsidiary relationship, each entity is responsible for its own investment policy and exercises independent management discretion.

        Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:               5
Form 13F Information Table Value Total (thousands):   $251,849
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              Form 13F
  No.        File Number                     Name
  ---        -----------                     ----

None.

                                            Form 13F INFORMATION TABLE

Report for the Calendar Quarter Ended June 30, 2001.

COLUMN 1                           COLUMN 2      COLUMN 3   COLUMN 4              COLUMN 5
---------------------------- ---------------- ------------- ---------- ------------------------------
                                                             VALUE       SHRS OR      SH/     PUT/
      NAME OF ISSUER           TITLE OF CLASS     CUSIP     (x$1000)      PRN AMT      PRN     CALL
---------------------------- ---------------- ------------- ---------- -------------  -----  --------
AVIGEN INC                   COM                 053690103        215        10,000    SH
GENTA INC                    COM NEW             37245M207        670        50,000    SH
INDIVIDUAL INV GROUP INC     COM                 455907105        180       666,666    SH
BOSTON LIFE SCIENCES INC     COM NEW             100843408        131        37,500    SH
SYMBOL TECHNOLOGIES INC      COM                 871508107    250,653    11,290,697    SH



COLUMN 1                          COLUMN 6       COLUMN 7              COLUMN 8
----------------------------  --------------- -------------  ---------------------------
                                                                  VOTING AUTHORITY
                                INVESTMENT       OTHER       ---------------------------
      NAME OF ISSUER             DISCRETION      MANAGERS      SOLE     SHARED     NONE
----------------------------  --------------- -------------  -------  ---------  -------
AVIGEN INC                       DEFINED           1           X
GENTA INC                        DEFINED           1           X
INDIVIDUAL INV GROUP INC         DEFINED           1           X
BOSTON LIFE SCIENCES INC         DEFINED           1           X
SYMBOL TECHNOLOGIES INC          DEFINED           1           X